Commitments - Summary of Future Minimum Lease Rentals Under Operating Leases (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	¥ 32,763	¥ 20,936
Aircraft Engines and Flight Equipment under Operating Leases [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	32,056	20,247
Aircraft Engines and Flight Equipment under Operating Leases [member] | Less than 1 year [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	4,675	3,048
Aircraft Engines and Flight Equipment under Operating Leases [member] | 1 to 2 years [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	4,185	2,559
Aircraft Engines and Flight Equipment under Operating Leases [member] | In the third to fifth years, inclusive [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	10,854	7,112
Aircraft Engines and Flight Equipment under Operating Leases [member] | Over 5 years [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	12,342	7,528
Land and Buildings [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	707	689
Land and Buildings [member] | Less than 1 year [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	398	332
Land and Buildings [member] | 1 to 2 years [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	175	164
Land and Buildings [member] | In the third to fifth years, inclusive [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	59	156
Land and Buildings [member] | Over 5 years [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	¥ 75	¥ 37